Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended		25 Months Ended
	Jan. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 01, 2014
Repurchases of common stock			$ 1,731
Retirement of treasury shares - APIC
Treasury Stock [Member]
Number of shares authorized for repurchase					500,000
Repurchases of common stock, shares			(223,851)	401,359
Repurchases of common stock			$ 1,731	$ 2,927
Purchase price of repurchased shares		$ 7.29		$ 7.29
Retirement of treasury shares, shares	250,000	250,000
Retirement of treasury shares - APIC	$ 1,917	$ 1,917
Treasury Stock [Member] | Maximum [Member]
Number of shares authorized for repurchase					500,000